Financial instruments (Details) - $ / shares	Mar. 31, 2026	Dec. 10, 2024
Public warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Warrant, exercise price (in dollars per share)	$ 11.5
Warrants outstanding		4,730,557
Private warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding		129,611
Thunder Bridge
Disclosure of detailed information about financial instruments [line items]
Number of shares to purchase per warrant (in shares)	1